UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: September 30, 2008"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  November 10, 2008. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			10

"Form13F Information Table Value Total:     $254,254 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
DOUGLAS EMMETT INC COM		25960P109 17,319    750,731SH	SOLE	   750,731
ISHARES TR RUSSELL 2000 INDEX	464287655 7,840     115,296SH	SOLE	   115,296
ISHARES TR S&P 500 INDEX FD	464287200 6,845      58,593SH	SOLE	    58,593
ISHARES TR MSCI EMERGING MKTS	464287234 12,231    357,955SH	SOLE	   357,955
TR MSCI EAFE INDEX FD 		464287465 177,434 3,151,573SH	SOLE     3,151,573
Hawaiian ELEC INDS INC CO       419870100 224         7,680SH   SOLE         7,680
OMNITURE INC COM                68212S109 28         14,600SH   SOLE        14,600
ETF VANGUARD                    218352102 31,453    517,316SH   SOLE       517,316
PG & E  CORP COM                69331C108 128         3,428SH   SOLE         3,428
NUVEEN MUN VALUE FD INC         670928100 752        79,900SH   SOLE        79,900